Shareholder Report, Holdings (Details)	Mar. 31, 2025
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.40%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Credit Default Swap Agreements Protection Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Options Purchasedsupsup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Interest Rate Swaptions Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Credit Default Swap Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Interest Rate Swap Agreements 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Owl Rock C L O X L L C 674 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Owl Rock C L O X L L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Uniform M B S 15 Year [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Slam Ltd 534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Fannie Mae 700 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | B C R E D C L O L L C 598 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | A G L C L O 39 Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Navigator Aviation Ltd 540 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | P R P M L L C 474 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Cross Mortgage Trust 599 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Active INvestment Series (GAINS)-Core Plus Fund | SMA Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Credit Default Swap Agreements Protection Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Options Purchasedsupsup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Interest Rate Swaptions Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Forward Foreign Currency Exchange Contractssupsup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Owl Rock C L O X L L C 674 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Owl Rock C L O X L L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Uniform M B S 15 Year [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Slam Ltd 534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Fannie Mae 700 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | B C R E D C L O L L C 598 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Owl Rock C L O I I I Ltd 614 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | A L T D E Trust 590 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | Gilead Aviation L L C 579 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund | SMA Class | A A S E T 594 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Core Bond Fund | Class A | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.90%
Guggenheim Core Bond Fund | Class A | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Guggenheim Core Bond Fund | Class A | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Guggenheim Core Bond Fund | Class A | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Guggenheim Core Bond Fund | Class A | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Core Bond Fund | Class A | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Core Bond Fund | Class A | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Core Bond Fund | Class A | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guggenheim Core Bond Fund | Class A | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Core Bond Fund | Class A | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Core Bond Fund | Class A | C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Core Bond Fund | Class A | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Guggenheim Core Bond Fund | Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Guggenheim Core Bond Fund | Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Guggenheim Core Bond Fund | Class A | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Guggenheim Core Bond Fund | Class A | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Core Bond Fund | Class A | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Core Bond Fund | Class A | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Core Bond Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Core Bond Fund | Class A | Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Core Bond Fund | Class A | Interest Rate Swaptions Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Core Bond Fund | Class A | Credit Default Swap Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Guggenheim Core Bond Fund | Class A | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Guggenheim Core Bond Fund | Class A | Federal Agency Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Core Bond Fund | Class A | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Core Bond Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Guggenheim Core Bond Fund | Class A | Uniform M B S 30 Year 500due 6012025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Guggenheim Core Bond Fund | Class A | U S Treasury Notes 413 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guggenheim Core Bond Fund | Class A | U S Treasury Notes 463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guggenheim Core Bond Fund | Class A | U S Treasury Notes 413a [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guggenheim Core Bond Fund | Class A | Uniform M B S 30 Year 300due 6012025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Core Bond Fund | Class A | U S Treasury Bondsdue 051551 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim Core Bond Fund | Class A | Uniform M B S 30 Year 450due 6012025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim Core Bond Fund | Class A | U S Treasury Notes 375 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim Core Bond Fund | Class A | Uniform M B S 15 Yeardue 6012025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim Core Bond Fund | Class A | United States Treasury Inflation Indexed Bonds 188 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Core Bond Fund | Class C | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.90%
Guggenheim Core Bond Fund | Class C | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Guggenheim Core Bond Fund | Class C | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Guggenheim Core Bond Fund | Class C | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Guggenheim Core Bond Fund | Class C | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Core Bond Fund | Class C | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Core Bond Fund | Class C | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Core Bond Fund | Class C | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guggenheim Core Bond Fund | Class C | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Core Bond Fund | Class C | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Core Bond Fund | Class C | C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Core Bond Fund | Class C | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Guggenheim Core Bond Fund | Class C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Guggenheim Core Bond Fund | Class C | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Guggenheim Core Bond Fund | Class C | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Guggenheim Core Bond Fund | Class C | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Core Bond Fund | Class C | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Core Bond Fund | Class C | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Core Bond Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Core Bond Fund | Class C | Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Core Bond Fund | Class C | Interest Rate Swaptions Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Core Bond Fund | Class C | Credit Default Swap Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Guggenheim Core Bond Fund | Class C | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Guggenheim Core Bond Fund | Class C | Federal Agency Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Core Bond Fund | Class C | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Core Bond Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Guggenheim Core Bond Fund | Class C | Uniform M B S 30 Year 500due 6012025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Guggenheim Core Bond Fund | Class C | U S Treasury Notes 413 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guggenheim Core Bond Fund | Class C | U S Treasury Notes 463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guggenheim Core Bond Fund | Class C | U S Treasury Notes 413a [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guggenheim Core Bond Fund | Class C | Uniform M B S 30 Year 300due 6012025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Core Bond Fund | Class C | U S Treasury Bondsdue 051551 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim Core Bond Fund | Class C | Uniform M B S 30 Year 450due 6012025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim Core Bond Fund | Class C | U S Treasury Notes 375 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim Core Bond Fund | Class C | Uniform M B S 15 Yeardue 6012025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim Core Bond Fund | Class C | United States Treasury Inflation Indexed Bonds 188 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Core Bond Fund | Class P | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.90%
Guggenheim Core Bond Fund | Class P | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Guggenheim Core Bond Fund | Class P | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Guggenheim Core Bond Fund | Class P | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Guggenheim Core Bond Fund | Class P | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Core Bond Fund | Class P | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Core Bond Fund | Class P | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Core Bond Fund | Class P | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guggenheim Core Bond Fund | Class P | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Core Bond Fund | Class P | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Core Bond Fund | Class P | C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Core Bond Fund | Class P | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Guggenheim Core Bond Fund | Class P | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Guggenheim Core Bond Fund | Class P | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Guggenheim Core Bond Fund | Class P | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Guggenheim Core Bond Fund | Class P | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Core Bond Fund | Class P | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Core Bond Fund | Class P | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Core Bond Fund | Class P | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Core Bond Fund | Class P | Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Core Bond Fund | Class P | Interest Rate Swaptions Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Core Bond Fund | Class P | Credit Default Swap Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Guggenheim Core Bond Fund | Class P | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Guggenheim Core Bond Fund | Class P | Federal Agency Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Core Bond Fund | Class P | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Core Bond Fund | Class P | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Guggenheim Core Bond Fund | Class P | Uniform M B S 30 Year 500due 6012025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Guggenheim Core Bond Fund | Class P | U S Treasury Notes 413 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guggenheim Core Bond Fund | Class P | U S Treasury Notes 463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guggenheim Core Bond Fund | Class P | U S Treasury Notes 413a [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guggenheim Core Bond Fund | Class P | Uniform M B S 30 Year 300due 6012025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Core Bond Fund | Class P | U S Treasury Bondsdue 051551 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim Core Bond Fund | Class P | Uniform M B S 30 Year 450due 6012025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim Core Bond Fund | Class P | U S Treasury Notes 375 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim Core Bond Fund | Class P | Uniform M B S 15 Yeardue 6012025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim Core Bond Fund | Class P | United States Treasury Inflation Indexed Bonds 188 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Core Bond Fund | Institutional Class | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.90%
Guggenheim Core Bond Fund | Institutional Class | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Guggenheim Core Bond Fund | Institutional Class | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Guggenheim Core Bond Fund | Institutional Class | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Guggenheim Core Bond Fund | Institutional Class | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Core Bond Fund | Institutional Class | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Core Bond Fund | Institutional Class | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Core Bond Fund | Institutional Class | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guggenheim Core Bond Fund | Institutional Class | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Core Bond Fund | Institutional Class | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Core Bond Fund | Institutional Class | C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Core Bond Fund | Institutional Class | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Guggenheim Core Bond Fund | Institutional Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Guggenheim Core Bond Fund | Institutional Class | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
Guggenheim Core Bond Fund | Institutional Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Guggenheim Core Bond Fund | Institutional Class | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Core Bond Fund | Institutional Class | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Core Bond Fund | Institutional Class | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Guggenheim Core Bond Fund | Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Core Bond Fund | Institutional Class | Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Core Bond Fund | Institutional Class | Interest Rate Swaptions Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Core Bond Fund | Institutional Class | Credit Default Swap Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Guggenheim Core Bond Fund | Institutional Class | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Guggenheim Core Bond Fund | Institutional Class | Federal Agency Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Core Bond Fund | Institutional Class | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Core Bond Fund | Institutional Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Guggenheim Core Bond Fund | Institutional Class | Uniform M B S 30 Year 500due 6012025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Guggenheim Core Bond Fund | Institutional Class | U S Treasury Notes 413 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guggenheim Core Bond Fund | Institutional Class | U S Treasury Notes 463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guggenheim Core Bond Fund | Institutional Class | U S Treasury Notes 413a [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Guggenheim Core Bond Fund | Institutional Class | Uniform M B S 30 Year 300due 6012025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Core Bond Fund | Institutional Class | U S Treasury Bondsdue 051551 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Guggenheim Core Bond Fund | Institutional Class | Uniform M B S 30 Year 450due 6012025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim Core Bond Fund | Institutional Class | U S Treasury Notes 375 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim Core Bond Fund | Institutional Class | Uniform M B S 15 Yeardue 6012025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Guggenheim Core Bond Fund | Institutional Class | United States Treasury Inflation Indexed Bonds 188 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Floating Rate Strategies Fund | Class A | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Guggenheim Floating Rate Strategies Fund | Class A | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Guggenheim Floating Rate Strategies Fund | Class A | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%
Guggenheim Floating Rate Strategies Fund | Class A | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Floating Rate Strategies Fund | Class A | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Guggenheim Floating Rate Strategies Fund | Class A | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Guggenheim Floating Rate Strategies Fund | Class A | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Floating Rate Strategies Fund | Class A | D [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Floating Rate Strategies Fund | Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Floating Rate Strategies Fund | Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Floating Rate Strategies Fund | Class A | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guggenheim Floating Rate Strategies Fund | Class A | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.00%
Guggenheim Floating Rate Strategies Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Floating Rate Strategies Fund | Class A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guggenheim Floating Rate Strategies Fund | Class A | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Floating Rate Strategies Fund | Class A | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Floating Rate Strategies Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Guggenheim Floating Rate Strategies Fund | Class A | S P D R Blackstone Senior Loan E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guggenheim Floating Rate Strategies Fund | Class A | Arcline F M Holdings L L C 880 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Floating Rate Strategies Fund | Class A | Pelican Products Inc 881 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Floating Rate Strategies Fund | Class A | C S C Holdings L L C 882 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class A | Citadel Securities L P 632 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class A | Alimentation Couche Tard Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class A | Allwyn Entertainment Financing U S L L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class A | Bombardier Recreational Products Inc 707 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class A | Quirch Foods Holdings L L C 957 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Floating Rate Strategies Fund | Class A | Weber Stephen Products L L C 769 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Floating Rate Strategies Fund | Class C | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Guggenheim Floating Rate Strategies Fund | Class C | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Guggenheim Floating Rate Strategies Fund | Class C | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%
Guggenheim Floating Rate Strategies Fund | Class C | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Floating Rate Strategies Fund | Class C | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Guggenheim Floating Rate Strategies Fund | Class C | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Guggenheim Floating Rate Strategies Fund | Class C | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Floating Rate Strategies Fund | Class C | D [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Floating Rate Strategies Fund | Class C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Floating Rate Strategies Fund | Class C | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Floating Rate Strategies Fund | Class C | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guggenheim Floating Rate Strategies Fund | Class C | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.00%
Guggenheim Floating Rate Strategies Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Floating Rate Strategies Fund | Class C | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guggenheim Floating Rate Strategies Fund | Class C | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Floating Rate Strategies Fund | Class C | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Floating Rate Strategies Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Guggenheim Floating Rate Strategies Fund | Class C | S P D R Blackstone Senior Loan E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guggenheim Floating Rate Strategies Fund | Class C | Arcline F M Holdings L L C 880 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Floating Rate Strategies Fund | Class C | Pelican Products Inc 881 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Floating Rate Strategies Fund | Class C | C S C Holdings L L C 882 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class C | Citadel Securities L P 632 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class C | Alimentation Couche Tard Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class C | Allwyn Entertainment Financing U S L L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class C | Bombardier Recreational Products Inc 707 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class C | Quirch Foods Holdings L L C 957 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Floating Rate Strategies Fund | Class C | Weber Stephen Products L L C 769 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Floating Rate Strategies Fund | Class P | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Guggenheim Floating Rate Strategies Fund | Class P | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Guggenheim Floating Rate Strategies Fund | Class P | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%
Guggenheim Floating Rate Strategies Fund | Class P | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Floating Rate Strategies Fund | Class P | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Guggenheim Floating Rate Strategies Fund | Class P | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Guggenheim Floating Rate Strategies Fund | Class P | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Floating Rate Strategies Fund | Class P | D [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Floating Rate Strategies Fund | Class P | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Floating Rate Strategies Fund | Class P | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Floating Rate Strategies Fund | Class P | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guggenheim Floating Rate Strategies Fund | Class P | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.00%
Guggenheim Floating Rate Strategies Fund | Class P | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Floating Rate Strategies Fund | Class P | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guggenheim Floating Rate Strategies Fund | Class P | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Floating Rate Strategies Fund | Class P | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Floating Rate Strategies Fund | Class P | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Guggenheim Floating Rate Strategies Fund | Class P | S P D R Blackstone Senior Loan E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guggenheim Floating Rate Strategies Fund | Class P | Arcline F M Holdings L L C 880 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Floating Rate Strategies Fund | Class P | Pelican Products Inc 881 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Floating Rate Strategies Fund | Class P | C S C Holdings L L C 882 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class P | Citadel Securities L P 632 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class P | Alimentation Couche Tard Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class P | Allwyn Entertainment Financing U S L L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class P | Bombardier Recreational Products Inc 707 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class P | Quirch Foods Holdings L L C 957 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Floating Rate Strategies Fund | Class P | Weber Stephen Products L L C 769 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Floating Rate Strategies Fund | Institutional Class | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Guggenheim Floating Rate Strategies Fund | Institutional Class | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Guggenheim Floating Rate Strategies Fund | Institutional Class | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%
Guggenheim Floating Rate Strategies Fund | Institutional Class | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Guggenheim Floating Rate Strategies Fund | Institutional Class | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Guggenheim Floating Rate Strategies Fund | Institutional Class | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Floating Rate Strategies Fund | Institutional Class | D [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.00%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Guggenheim Floating Rate Strategies Fund | Institutional Class | S P D R Blackstone Senior Loan E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Arcline F M Holdings L L C 880 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Pelican Products Inc 881 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Floating Rate Strategies Fund | Institutional Class | C S C Holdings L L C 882 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Citadel Securities L P 632 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Alimentation Couche Tard Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Allwyn Entertainment Financing U S L L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Bombardier Recreational Products Inc 707 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Quirch Foods Holdings L L C 957 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Floating Rate Strategies Fund | Institutional Class | Weber Stephen Products L L C 769 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Floating Rate Strategies Fund | Class R6 | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Guggenheim Floating Rate Strategies Fund | Class R6 | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Guggenheim Floating Rate Strategies Fund | Class R6 | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%
Guggenheim Floating Rate Strategies Fund | Class R6 | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Floating Rate Strategies Fund | Class R6 | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Guggenheim Floating Rate Strategies Fund | Class R6 | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Guggenheim Floating Rate Strategies Fund | Class R6 | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Floating Rate Strategies Fund | Class R6 | D [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Floating Rate Strategies Fund | Class R6 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Floating Rate Strategies Fund | Class R6 | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Floating Rate Strategies Fund | Class R6 | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guggenheim Floating Rate Strategies Fund | Class R6 | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.00%
Guggenheim Floating Rate Strategies Fund | Class R6 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Floating Rate Strategies Fund | Class R6 | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guggenheim Floating Rate Strategies Fund | Class R6 | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Floating Rate Strategies Fund | Class R6 | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Floating Rate Strategies Fund | Class R6 | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Guggenheim Floating Rate Strategies Fund | Class R6 | S P D R Blackstone Senior Loan E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guggenheim Floating Rate Strategies Fund | Class R6 | Arcline F M Holdings L L C 880 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Floating Rate Strategies Fund | Class R6 | Pelican Products Inc 881 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Floating Rate Strategies Fund | Class R6 | C S C Holdings L L C 882 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class R6 | Citadel Securities L P 632 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class R6 | Alimentation Couche Tard Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class R6 | Allwyn Entertainment Financing U S L L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class R6 | Bombardier Recreational Products Inc 707 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Floating Rate Strategies Fund | Class R6 | Quirch Foods Holdings L L C 957 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Floating Rate Strategies Fund | Class R6 | Weber Stephen Products L L C 769 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim High Yield Fund | Class A | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Guggenheim High Yield Fund | Class A | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
Guggenheim High Yield Fund | Class A | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
Guggenheim High Yield Fund | Class A | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim High Yield Fund | Class A | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guggenheim High Yield Fund | Class A | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Guggenheim High Yield Fund | Class A | D [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim High Yield Fund | Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim High Yield Fund | Class A | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.60%
Guggenheim High Yield Fund | Class A | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Guggenheim High Yield Fund | Class A | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim High Yield Fund | Class A | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Guggenheim High Yield Fund | Class A | C C O Holdings L L C C C O Holdings Capital Corp 450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim High Yield Fund | Class A | Trinity Industries Inc 775 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim High Yield Fund | Class A | C P I C G Inc 1000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim High Yield Fund | Class A | Graf Tech Finance Inc 463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim High Yield Fund | Class A | Enviri Corp 575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class A | Jones Deslauriers Insurance Management Inc 1050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class A | I T T Holdings L L C 650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class A | Great Lakes Dredgeamp Dock Corp 525 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class A | Cogent Communications Group Incorporated Cogent Communications Finance Inc 700 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class A | A M C Networks Inc 425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim High Yield Fund | Class C | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Guggenheim High Yield Fund | Class C | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
Guggenheim High Yield Fund | Class C | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
Guggenheim High Yield Fund | Class C | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim High Yield Fund | Class C | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guggenheim High Yield Fund | Class C | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Guggenheim High Yield Fund | Class C | D [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim High Yield Fund | Class C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim High Yield Fund | Class C | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.60%
Guggenheim High Yield Fund | Class C | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Guggenheim High Yield Fund | Class C | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim High Yield Fund | Class C | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Guggenheim High Yield Fund | Class C | C C O Holdings L L C C C O Holdings Capital Corp 450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim High Yield Fund | Class C | Trinity Industries Inc 775 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim High Yield Fund | Class C | C P I C G Inc 1000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim High Yield Fund | Class C | Graf Tech Finance Inc 463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim High Yield Fund | Class C | Enviri Corp 575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class C | Jones Deslauriers Insurance Management Inc 1050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class C | I T T Holdings L L C 650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class C | Great Lakes Dredgeamp Dock Corp 525 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class C | Cogent Communications Group Incorporated Cogent Communications Finance Inc 700 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class C | A M C Networks Inc 425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim High Yield Fund | Class P | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Guggenheim High Yield Fund | Class P | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
Guggenheim High Yield Fund | Class P | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
Guggenheim High Yield Fund | Class P | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim High Yield Fund | Class P | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guggenheim High Yield Fund | Class P | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Guggenheim High Yield Fund | Class P | D [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim High Yield Fund | Class P | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim High Yield Fund | Class P | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.60%
Guggenheim High Yield Fund | Class P | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Guggenheim High Yield Fund | Class P | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim High Yield Fund | Class P | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class P | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Guggenheim High Yield Fund | Class P | C C O Holdings L L C C C O Holdings Capital Corp 450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim High Yield Fund | Class P | Trinity Industries Inc 775 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim High Yield Fund | Class P | C P I C G Inc 1000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim High Yield Fund | Class P | Graf Tech Finance Inc 463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim High Yield Fund | Class P | Enviri Corp 575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class P | Jones Deslauriers Insurance Management Inc 1050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class P | I T T Holdings L L C 650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class P | Great Lakes Dredgeamp Dock Corp 525 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class P | Cogent Communications Group Incorporated Cogent Communications Finance Inc 700 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class P | A M C Networks Inc 425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim High Yield Fund | Institutional Class | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Guggenheim High Yield Fund | Institutional Class | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
Guggenheim High Yield Fund | Institutional Class | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
Guggenheim High Yield Fund | Institutional Class | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim High Yield Fund | Institutional Class | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guggenheim High Yield Fund | Institutional Class | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Guggenheim High Yield Fund | Institutional Class | D [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim High Yield Fund | Institutional Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim High Yield Fund | Institutional Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.60%
Guggenheim High Yield Fund | Institutional Class | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Guggenheim High Yield Fund | Institutional Class | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim High Yield Fund | Institutional Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Institutional Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Guggenheim High Yield Fund | Institutional Class | C C O Holdings L L C C C O Holdings Capital Corp 450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim High Yield Fund | Institutional Class | Trinity Industries Inc 775 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim High Yield Fund | Institutional Class | C P I C G Inc 1000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim High Yield Fund | Institutional Class | Graf Tech Finance Inc 463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim High Yield Fund | Institutional Class | Enviri Corp 575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Institutional Class | Jones Deslauriers Insurance Management Inc 1050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Institutional Class | I T T Holdings L L C 650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Institutional Class | Great Lakes Dredgeamp Dock Corp 525 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Institutional Class | Cogent Communications Group Incorporated Cogent Communications Finance Inc 700 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Institutional Class | A M C Networks Inc 425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim High Yield Fund | Class R6 | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Guggenheim High Yield Fund | Class R6 | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
Guggenheim High Yield Fund | Class R6 | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.20%
Guggenheim High Yield Fund | Class R6 | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim High Yield Fund | Class R6 | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guggenheim High Yield Fund | Class R6 | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Guggenheim High Yield Fund | Class R6 | D [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim High Yield Fund | Class R6 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim High Yield Fund | Class R6 | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.60%
Guggenheim High Yield Fund | Class R6 | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Guggenheim High Yield Fund | Class R6 | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim High Yield Fund | Class R6 | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class R6 | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Guggenheim High Yield Fund | Class R6 | C C O Holdings L L C C C O Holdings Capital Corp 450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim High Yield Fund | Class R6 | Trinity Industries Inc 775 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim High Yield Fund | Class R6 | C P I C G Inc 1000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim High Yield Fund | Class R6 | Graf Tech Finance Inc 463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim High Yield Fund | Class R6 | Enviri Corp 575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class R6 | Jones Deslauriers Insurance Management Inc 1050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class R6 | I T T Holdings L L C 650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class R6 | Great Lakes Dredgeamp Dock Corp 525 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class R6 | Cogent Communications Group Incorporated Cogent Communications Finance Inc 700 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim High Yield Fund | Class R6 | A M C Networks Inc 425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Limited Duration Fund | Class A | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
Guggenheim Limited Duration Fund | Class A | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Guggenheim Limited Duration Fund | Class A | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Guggenheim Limited Duration Fund | Class A | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Guggenheim Limited Duration Fund | Class A | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guggenheim Limited Duration Fund | Class A | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Guggenheim Limited Duration Fund | Class A | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guggenheim Limited Duration Fund | Class A | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guggenheim Limited Duration Fund | Class A | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Limited Duration Fund | Class A | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Limited Duration Fund | Class A | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Guggenheim Limited Duration Fund | Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Guggenheim Limited Duration Fund | Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Guggenheim Limited Duration Fund | Class A | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Guggenheim Limited Duration Fund | Class A | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guggenheim Limited Duration Fund | Class A | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Limited Duration Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Limited Duration Fund | Class A | Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Limited Duration Fund | Class A | Options Purchasedsupsup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Limited Duration Fund | Class A | Interest Rate Swaptions Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Limited Duration Fund | Class A | Interest Rate Swap Agreements 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.10%)
Guggenheim Limited Duration Fund | Class A | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Guggenheim Limited Duration Fund | Class A | Credit Default Swap Protection Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Limited Duration Fund | Class A | Credit Default Swap Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Guggenheim Limited Duration Fund | Class A | Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Guggenheim Limited Duration Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
Guggenheim Limited Duration Fund | Class A | Uniform M B S 15 Year 500due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Guggenheim Limited Duration Fund | Class A | U S Treasury Notes 475due 073125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guggenheim Limited Duration Fund | Class A | U S Treasury Notes 438due 073125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guggenheim Limited Duration Fund | Class A | U S Treasury Notes 425due 021528 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guggenheim Limited Duration Fund | Class A | U S Treasury Notes 425due 113026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Limited Duration Fund | Class A | U S Treasury Notes 463due 063025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim Limited Duration Fund | Class A | Uniform M B S 30 Year 500due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim Limited Duration Fund | Class A | U S Treasury Notes 413due 103126 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Limited Duration Fund | Class A | U S Treasury Notes 375due 083126 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Limited Duration Fund | Class A | U S Treasury Inflation Indexed Bonds 213due 041529 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Limited Duration Fund | Class C | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
Guggenheim Limited Duration Fund | Class C | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Guggenheim Limited Duration Fund | Class C | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Guggenheim Limited Duration Fund | Class C | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Guggenheim Limited Duration Fund | Class C | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guggenheim Limited Duration Fund | Class C | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Guggenheim Limited Duration Fund | Class C | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guggenheim Limited Duration Fund | Class C | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guggenheim Limited Duration Fund | Class C | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Limited Duration Fund | Class C | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Limited Duration Fund | Class C | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Guggenheim Limited Duration Fund | Class C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Guggenheim Limited Duration Fund | Class C | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Guggenheim Limited Duration Fund | Class C | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Guggenheim Limited Duration Fund | Class C | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guggenheim Limited Duration Fund | Class C | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Limited Duration Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Limited Duration Fund | Class C | Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Limited Duration Fund | Class C | Options Purchasedsupsup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Limited Duration Fund | Class C | Interest Rate Swaptions Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Limited Duration Fund | Class C | Interest Rate Swap Agreements 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.10%)
Guggenheim Limited Duration Fund | Class C | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Guggenheim Limited Duration Fund | Class C | Credit Default Swap Protection Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Limited Duration Fund | Class C | Credit Default Swap Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Guggenheim Limited Duration Fund | Class C | Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Guggenheim Limited Duration Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
Guggenheim Limited Duration Fund | Class C | Uniform M B S 15 Year 500due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Guggenheim Limited Duration Fund | Class C | U S Treasury Notes 475due 073125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guggenheim Limited Duration Fund | Class C | U S Treasury Notes 438due 073125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guggenheim Limited Duration Fund | Class C | U S Treasury Notes 425due 021528 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guggenheim Limited Duration Fund | Class C | U S Treasury Notes 425due 113026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Limited Duration Fund | Class C | U S Treasury Notes 463due 063025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim Limited Duration Fund | Class C | Uniform M B S 30 Year 500due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim Limited Duration Fund | Class C | U S Treasury Notes 413due 103126 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Limited Duration Fund | Class C | U S Treasury Notes 375due 083126 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Limited Duration Fund | Class C | U S Treasury Inflation Indexed Bonds 213due 041529 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Limited Duration Fund | Class P | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
Guggenheim Limited Duration Fund | Class P | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Guggenheim Limited Duration Fund | Class P | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Guggenheim Limited Duration Fund | Class P | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Guggenheim Limited Duration Fund | Class P | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guggenheim Limited Duration Fund | Class P | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Guggenheim Limited Duration Fund | Class P | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guggenheim Limited Duration Fund | Class P | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guggenheim Limited Duration Fund | Class P | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Limited Duration Fund | Class P | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Limited Duration Fund | Class P | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Guggenheim Limited Duration Fund | Class P | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Guggenheim Limited Duration Fund | Class P | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Guggenheim Limited Duration Fund | Class P | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Guggenheim Limited Duration Fund | Class P | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guggenheim Limited Duration Fund | Class P | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Limited Duration Fund | Class P | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Limited Duration Fund | Class P | Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Limited Duration Fund | Class P | Interest Rate Swaptions Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Limited Duration Fund | Class P | Interest Rate Swap Agreements 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.10%)
Guggenheim Limited Duration Fund | Class P | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Guggenheim Limited Duration Fund | Class P | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Limited Duration Fund | Class P | Credit Default Swap Protection Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Limited Duration Fund | Class P | Credit Default Swap Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Guggenheim Limited Duration Fund | Class P | Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Guggenheim Limited Duration Fund | Class P | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
Guggenheim Limited Duration Fund | Class P | Uniform M B S 15 Year 500due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Guggenheim Limited Duration Fund | Class P | U S Treasury Notes 475due 073125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guggenheim Limited Duration Fund | Class P | U S Treasury Notes 438due 073125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guggenheim Limited Duration Fund | Class P | U S Treasury Notes 425due 021528 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guggenheim Limited Duration Fund | Class P | U S Treasury Notes 425due 113026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Limited Duration Fund | Class P | U S Treasury Notes 463due 063025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim Limited Duration Fund | Class P | Uniform M B S 30 Year 500due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim Limited Duration Fund | Class P | U S Treasury Notes 413due 103126 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Limited Duration Fund | Class P | U S Treasury Notes 375due 083126 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Limited Duration Fund | Class P | U S Treasury Inflation Indexed Bonds 213due 041529 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Limited Duration Fund | Institutional Class | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
Guggenheim Limited Duration Fund | Institutional Class | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Guggenheim Limited Duration Fund | Institutional Class | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Guggenheim Limited Duration Fund | Institutional Class | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Guggenheim Limited Duration Fund | Institutional Class | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guggenheim Limited Duration Fund | Institutional Class | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Guggenheim Limited Duration Fund | Institutional Class | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guggenheim Limited Duration Fund | Institutional Class | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guggenheim Limited Duration Fund | Institutional Class | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Limited Duration Fund | Institutional Class | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Limited Duration Fund | Institutional Class | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Guggenheim Limited Duration Fund | Institutional Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Guggenheim Limited Duration Fund | Institutional Class | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Guggenheim Limited Duration Fund | Institutional Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Guggenheim Limited Duration Fund | Institutional Class | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guggenheim Limited Duration Fund | Institutional Class | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Limited Duration Fund | Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Limited Duration Fund | Institutional Class | Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Limited Duration Fund | Institutional Class | Options Purchasedsupsup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Limited Duration Fund | Institutional Class | Interest Rate Swaptions Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Limited Duration Fund | Institutional Class | Interest Rate Swap Agreements 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.10%)
Guggenheim Limited Duration Fund | Institutional Class | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Guggenheim Limited Duration Fund | Institutional Class | Credit Default Swap Protection Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Limited Duration Fund | Institutional Class | Credit Default Swap Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Guggenheim Limited Duration Fund | Institutional Class | Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Guggenheim Limited Duration Fund | Institutional Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
Guggenheim Limited Duration Fund | Institutional Class | Uniform M B S 15 Year 500due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Guggenheim Limited Duration Fund | Institutional Class | U S Treasury Notes 475due 073125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guggenheim Limited Duration Fund | Institutional Class | U S Treasury Notes 438due 073125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guggenheim Limited Duration Fund | Institutional Class | U S Treasury Notes 425due 021528 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guggenheim Limited Duration Fund | Institutional Class | U S Treasury Notes 425due 113026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Limited Duration Fund | Institutional Class | U S Treasury Notes 463due 063025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim Limited Duration Fund | Institutional Class | Uniform M B S 30 Year 500due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim Limited Duration Fund | Institutional Class | U S Treasury Notes 413due 103126 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Limited Duration Fund | Institutional Class | U S Treasury Notes 375due 083126 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Limited Duration Fund | Institutional Class | U S Treasury Inflation Indexed Bonds 213due 041529 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Limited Duration Fund | Class R6 | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.70%
Guggenheim Limited Duration Fund | Class R6 | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Guggenheim Limited Duration Fund | Class R6 | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Guggenheim Limited Duration Fund | Class R6 | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Guggenheim Limited Duration Fund | Class R6 | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guggenheim Limited Duration Fund | Class R6 | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Guggenheim Limited Duration Fund | Class R6 | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guggenheim Limited Duration Fund | Class R6 | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Guggenheim Limited Duration Fund | Class R6 | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Limited Duration Fund | Class R6 | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Limited Duration Fund | Class R6 | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Guggenheim Limited Duration Fund | Class R6 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Guggenheim Limited Duration Fund | Class R6 | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Guggenheim Limited Duration Fund | Class R6 | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Guggenheim Limited Duration Fund | Class R6 | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Guggenheim Limited Duration Fund | Class R6 | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Limited Duration Fund | Class R6 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Limited Duration Fund | Class R6 | Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Limited Duration Fund | Class R6 | Options Purchasedsupsup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Limited Duration Fund | Class R6 | Interest Rate Swaptions Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Limited Duration Fund | Class R6 | Interest Rate Swap Agreements 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.10%)
Guggenheim Limited Duration Fund | Class R6 | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Guggenheim Limited Duration Fund | Class R6 | Credit Default Swap Protection Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Limited Duration Fund | Class R6 | Credit Default Swap Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Guggenheim Limited Duration Fund | Class R6 | Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Guggenheim Limited Duration Fund | Class R6 | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
Guggenheim Limited Duration Fund | Class R6 | Uniform M B S 15 Year 500due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Guggenheim Limited Duration Fund | Class R6 | U S Treasury Notes 475due 073125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guggenheim Limited Duration Fund | Class R6 | U S Treasury Notes 438due 073125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guggenheim Limited Duration Fund | Class R6 | U S Treasury Notes 425due 021528 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guggenheim Limited Duration Fund | Class R6 | U S Treasury Notes 425due 113026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Limited Duration Fund | Class R6 | U S Treasury Notes 463due 063025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim Limited Duration Fund | Class R6 | Uniform M B S 30 Year 500due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim Limited Duration Fund | Class R6 | U S Treasury Notes 413due 103126 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Limited Duration Fund | Class R6 | U S Treasury Notes 375due 083126 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Guggenheim Limited Duration Fund | Class R6 | U S Treasury Inflation Indexed Bonds 213due 041529 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Macro Opportunities Fund | Class A | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Guggenheim Macro Opportunities Fund | Class A | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Macro Opportunities Fund | Class A | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Guggenheim Macro Opportunities Fund | Class A | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Guggenheim Macro Opportunities Fund | Class A | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Guggenheim Macro Opportunities Fund | Class A | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Guggenheim Macro Opportunities Fund | Class A | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guggenheim Macro Opportunities Fund | Class A | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Guggenheim Macro Opportunities Fund | Class A | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guggenheim Macro Opportunities Fund | Class A | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Macro Opportunities Fund | Class A | C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class A | D [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class A | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Macro Opportunities Fund | Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Guggenheim Macro Opportunities Fund | Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Guggenheim Macro Opportunities Fund | Class A | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Guggenheim Macro Opportunities Fund | Class A | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Guggenheim Macro Opportunities Fund | Class A | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Macro Opportunities Fund | Class A | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guggenheim Macro Opportunities Fund | Class A | Credit Default Swap Agreements Protection Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Macro Opportunities Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Macro Opportunities Fund | Class A | Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Macro Opportunities Fund | Class A | Options Purchasedsupsup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class A | Interest Rate Swaptions Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Macro Opportunities Fund | Class A | Credit Default Swap Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Guggenheim Macro Opportunities Fund | Class A | Interest Rate Swap Agreements 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Guggenheim Macro Opportunities Fund | Class A | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guggenheim Macro Opportunities Fund | Class A | Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Guggenheim Macro Opportunities Fund | Class A | Credit Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Macro Opportunities Fund | Class A | Equity Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Macro Opportunities Fund | Class A | Fannie Mae 700 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Macro Opportunities Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Guggenheim Macro Opportunities Fund | Class A | Uniform M B S 15 Year 500due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim Macro Opportunities Fund | Class A | Uniform M B S 30 Year 500due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Macro Opportunities Fund | Class A | U S Treasury Notes 425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guggenheim Macro Opportunities Fund | Class A | Guggenheim Limited Duration Fund 8212 Class R 6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Macro Opportunities Fund | Class A | Fannie Mae 550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Macro Opportunities Fund | Class A | Uniform M B S 30 Year 550due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Macro Opportunities Fund | Class A | S P D R Samp P 500 E T F Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Macro Opportunities Fund | Class A | Uniform M B S 30 Year 250due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Macro Opportunities Fund | Class A | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Macro Opportunities Fund | Class C | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Guggenheim Macro Opportunities Fund | Class C | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Macro Opportunities Fund | Class C | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Guggenheim Macro Opportunities Fund | Class C | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Guggenheim Macro Opportunities Fund | Class C | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Guggenheim Macro Opportunities Fund | Class C | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Guggenheim Macro Opportunities Fund | Class C | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guggenheim Macro Opportunities Fund | Class C | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Guggenheim Macro Opportunities Fund | Class C | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guggenheim Macro Opportunities Fund | Class C | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Macro Opportunities Fund | Class C | C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class C | D [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class C | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Macro Opportunities Fund | Class C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Guggenheim Macro Opportunities Fund | Class C | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Guggenheim Macro Opportunities Fund | Class C | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Guggenheim Macro Opportunities Fund | Class C | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Guggenheim Macro Opportunities Fund | Class C | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Macro Opportunities Fund | Class C | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guggenheim Macro Opportunities Fund | Class C | Credit Default Swap Agreements Protection Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Macro Opportunities Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Macro Opportunities Fund | Class C | Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Macro Opportunities Fund | Class C | Options Purchasedsupsup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class C | Interest Rate Swaptions Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Macro Opportunities Fund | Class C | Credit Default Swap Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Guggenheim Macro Opportunities Fund | Class C | Interest Rate Swap Agreements 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Guggenheim Macro Opportunities Fund | Class C | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guggenheim Macro Opportunities Fund | Class C | Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Guggenheim Macro Opportunities Fund | Class C | Credit Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Macro Opportunities Fund | Class C | Equity Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Macro Opportunities Fund | Class C | Fannie Mae 700 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Macro Opportunities Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Guggenheim Macro Opportunities Fund | Class C | Uniform M B S 15 Year 500due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim Macro Opportunities Fund | Class C | Uniform M B S 30 Year 500due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Macro Opportunities Fund | Class C | U S Treasury Notes 425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guggenheim Macro Opportunities Fund | Class C | Guggenheim Limited Duration Fund 8212 Class R 6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Macro Opportunities Fund | Class C | Fannie Mae 550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Macro Opportunities Fund | Class C | Uniform M B S 30 Year 550due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Macro Opportunities Fund | Class C | S P D R Samp P 500 E T F Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Macro Opportunities Fund | Class C | Uniform M B S 30 Year 250due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Macro Opportunities Fund | Class C | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Macro Opportunities Fund | Class P | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Guggenheim Macro Opportunities Fund | Class P | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Macro Opportunities Fund | Class P | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Guggenheim Macro Opportunities Fund | Class P | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Guggenheim Macro Opportunities Fund | Class P | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Guggenheim Macro Opportunities Fund | Class P | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Guggenheim Macro Opportunities Fund | Class P | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guggenheim Macro Opportunities Fund | Class P | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Guggenheim Macro Opportunities Fund | Class P | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guggenheim Macro Opportunities Fund | Class P | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Macro Opportunities Fund | Class P | C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class P | D [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class P | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Macro Opportunities Fund | Class P | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Guggenheim Macro Opportunities Fund | Class P | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Guggenheim Macro Opportunities Fund | Class P | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Guggenheim Macro Opportunities Fund | Class P | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Guggenheim Macro Opportunities Fund | Class P | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Macro Opportunities Fund | Class P | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guggenheim Macro Opportunities Fund | Class P | Credit Default Swap Agreements Protection Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Macro Opportunities Fund | Class P | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Macro Opportunities Fund | Class P | Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Macro Opportunities Fund | Class P | Options Purchasedsupsup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class P | Interest Rate Swaptions Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Macro Opportunities Fund | Class P | Credit Default Swap Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Guggenheim Macro Opportunities Fund | Class P | Interest Rate Swap Agreements 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Guggenheim Macro Opportunities Fund | Class P | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guggenheim Macro Opportunities Fund | Class P | Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Guggenheim Macro Opportunities Fund | Class P | Credit Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Macro Opportunities Fund | Class P | Equity Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Macro Opportunities Fund | Class P | Fannie Mae 700 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Macro Opportunities Fund | Class P | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Guggenheim Macro Opportunities Fund | Class P | Uniform M B S 15 Year 500due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim Macro Opportunities Fund | Class P | Uniform M B S 30 Year 500due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Macro Opportunities Fund | Class P | U S Treasury Notes 425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guggenheim Macro Opportunities Fund | Class P | Guggenheim Limited Duration Fund 8212 Class R 6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Macro Opportunities Fund | Class P | Fannie Mae 550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Macro Opportunities Fund | Class P | Uniform M B S 30 Year 550due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Macro Opportunities Fund | Class P | S P D R Samp P 500 E T F Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Macro Opportunities Fund | Class P | Uniform M B S 30 Year 250due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Macro Opportunities Fund | Class P | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Macro Opportunities Fund | Institutional Class | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Guggenheim Macro Opportunities Fund | Institutional Class | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Macro Opportunities Fund | Institutional Class | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Guggenheim Macro Opportunities Fund | Institutional Class | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Guggenheim Macro Opportunities Fund | Institutional Class | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Guggenheim Macro Opportunities Fund | Institutional Class | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Guggenheim Macro Opportunities Fund | Institutional Class | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guggenheim Macro Opportunities Fund | Institutional Class | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Guggenheim Macro Opportunities Fund | Institutional Class | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guggenheim Macro Opportunities Fund | Institutional Class | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Macro Opportunities Fund | Institutional Class | C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Institutional Class | D [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Institutional Class | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Macro Opportunities Fund | Institutional Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Guggenheim Macro Opportunities Fund | Institutional Class | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Guggenheim Macro Opportunities Fund | Institutional Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Guggenheim Macro Opportunities Fund | Institutional Class | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Guggenheim Macro Opportunities Fund | Institutional Class | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Macro Opportunities Fund | Institutional Class | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guggenheim Macro Opportunities Fund | Institutional Class | Credit Default Swap Agreements Protection Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Macro Opportunities Fund | Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Macro Opportunities Fund | Institutional Class | Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Macro Opportunities Fund | Institutional Class | Options Purchasedsupsup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Institutional Class | Interest Rate Swaptions Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Macro Opportunities Fund | Institutional Class | Credit Default Swap Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Guggenheim Macro Opportunities Fund | Institutional Class | Interest Rate Swap Agreements 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Guggenheim Macro Opportunities Fund | Institutional Class | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guggenheim Macro Opportunities Fund | Institutional Class | Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Guggenheim Macro Opportunities Fund | Institutional Class | Credit Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Macro Opportunities Fund | Institutional Class | Equity Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Macro Opportunities Fund | Institutional Class | Fannie Mae 700 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Macro Opportunities Fund | Institutional Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Guggenheim Macro Opportunities Fund | Institutional Class | Uniform M B S 15 Year 500due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim Macro Opportunities Fund | Institutional Class | Uniform M B S 30 Year 500due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Macro Opportunities Fund | Institutional Class | U S Treasury Notes 425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guggenheim Macro Opportunities Fund | Institutional Class | Guggenheim Limited Duration Fund 8212 Class R 6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Macro Opportunities Fund | Institutional Class | Fannie Mae 550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Macro Opportunities Fund | Institutional Class | Uniform M B S 30 Year 550due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Macro Opportunities Fund | Institutional Class | S P D R Samp P 500 E T F Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Macro Opportunities Fund | Institutional Class | Uniform M B S 30 Year 250due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Macro Opportunities Fund | Institutional Class | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Macro Opportunities Fund | Class R6 | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Guggenheim Macro Opportunities Fund | Class R6 | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Guggenheim Macro Opportunities Fund | Class R6 | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Guggenheim Macro Opportunities Fund | Class R6 | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Guggenheim Macro Opportunities Fund | Class R6 | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Guggenheim Macro Opportunities Fund | Class R6 | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Guggenheim Macro Opportunities Fund | Class R6 | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Guggenheim Macro Opportunities Fund | Class R6 | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Guggenheim Macro Opportunities Fund | Class R6 | C C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Guggenheim Macro Opportunities Fund | Class R6 | C C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Macro Opportunities Fund | Class R6 | C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class R6 | D [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class R6 | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Macro Opportunities Fund | Class R6 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Guggenheim Macro Opportunities Fund | Class R6 | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Guggenheim Macro Opportunities Fund | Class R6 | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Guggenheim Macro Opportunities Fund | Class R6 | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Guggenheim Macro Opportunities Fund | Class R6 | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Macro Opportunities Fund | Class R6 | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Guggenheim Macro Opportunities Fund | Class R6 | Credit Default Swap Agreements Protection Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Macro Opportunities Fund | Class R6 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Macro Opportunities Fund | Class R6 | Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Macro Opportunities Fund | Class R6 | Options Purchasedsupsup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Macro Opportunities Fund | Class R6 | Interest Rate Swaptions Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Macro Opportunities Fund | Class R6 | Credit Default Swap Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
Guggenheim Macro Opportunities Fund | Class R6 | Interest Rate Swap Agreements 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Guggenheim Macro Opportunities Fund | Class R6 | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guggenheim Macro Opportunities Fund | Class R6 | Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Guggenheim Macro Opportunities Fund | Class R6 | Credit Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Macro Opportunities Fund | Class R6 | Equity Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Guggenheim Macro Opportunities Fund | Class R6 | Fannie Mae 700 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Macro Opportunities Fund | Class R6 | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Guggenheim Macro Opportunities Fund | Class R6 | Uniform M B S 15 Year 500due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim Macro Opportunities Fund | Class R6 | Uniform M B S 30 Year 500due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Macro Opportunities Fund | Class R6 | U S Treasury Notes 425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Guggenheim Macro Opportunities Fund | Class R6 | Guggenheim Limited Duration Fund 8212 Class R 6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Macro Opportunities Fund | Class R6 | Fannie Mae 550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Macro Opportunities Fund | Class R6 | Uniform M B S 30 Year 550due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Macro Opportunities Fund | Class R6 | S P D R Samp P 500 E T F Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Macro Opportunities Fund | Class R6 | Uniform M B S 30 Year 250due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Macro Opportunities Fund | Class R6 | Guggenheim Ultra Short Duration Fund 8212 Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Guggenheim Municipal Income Fund | Class A | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
Guggenheim Municipal Income Fund | Class A | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%
Guggenheim Municipal Income Fund | Class A | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Guggenheim Municipal Income Fund | Class A | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim Municipal Income Fund | Class A | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guggenheim Municipal Income Fund | Class A | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Municipal Income Fund | Class A | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Guggenheim Municipal Income Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.40%
Guggenheim Municipal Income Fund | Class A | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Guggenheim Municipal Income Fund | Class A | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Guggenheim Municipal Income Fund | Class A | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Guggenheim Municipal Income Fund | Class A | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Guggenheim Municipal Income Fund | Class A | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Guggenheim Municipal Income Fund | Class A | OREGON
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guggenheim Municipal Income Fund | Class A | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Guggenheim Municipal Income Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Guggenheim Municipal Income Fund | Class A | Salt River Project Agricultural Improvementamp Power District Revenue Bonds 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guggenheim Municipal Income Fund | Class A | Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds 315 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guggenheim Municipal Income Fund | Class A | Stateof Georgia General Obligation Unlimited 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guggenheim Municipal Income Fund | Class A | Cityof Charleston South Carolina Waterworksamp Sewer System Revenue Bonds 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guggenheim Municipal Income Fund | Class A | Stateof Wisconsin General Obligation Unlimited 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guggenheim Municipal Income Fund | Class A | Cityof State Paul Minnesota General Obligation Unlimited 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guggenheim Municipal Income Fund | Class A | Idaho Housingamp Finance Association Revenue Bonds 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guggenheim Municipal Income Fund | Class A | Stateof Ohio General Obligation Limited 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guggenheim Municipal Income Fund | Class A | Michigan Technological University Revenue Bonds 525 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guggenheim Municipal Income Fund | Class A | Maine Healthamp Higher Educational Facilities Authority Revenue Bonds 525 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guggenheim Municipal Income Fund | Class C | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
Guggenheim Municipal Income Fund | Class C | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%
Guggenheim Municipal Income Fund | Class C | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Guggenheim Municipal Income Fund | Class C | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim Municipal Income Fund | Class C | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guggenheim Municipal Income Fund | Class C | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Municipal Income Fund | Class C | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Guggenheim Municipal Income Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.40%
Guggenheim Municipal Income Fund | Class C | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Guggenheim Municipal Income Fund | Class C | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Guggenheim Municipal Income Fund | Class C | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Guggenheim Municipal Income Fund | Class C | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Guggenheim Municipal Income Fund | Class C | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Guggenheim Municipal Income Fund | Class C | OREGON
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guggenheim Municipal Income Fund | Class C | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Guggenheim Municipal Income Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Guggenheim Municipal Income Fund | Class C | Salt River Project Agricultural Improvementamp Power District Revenue Bonds 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guggenheim Municipal Income Fund | Class C | Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds 315 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guggenheim Municipal Income Fund | Class C | Stateof Georgia General Obligation Unlimited 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guggenheim Municipal Income Fund | Class C | Cityof Charleston South Carolina Waterworksamp Sewer System Revenue Bonds 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guggenheim Municipal Income Fund | Class C | Stateof Wisconsin General Obligation Unlimited 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guggenheim Municipal Income Fund | Class C | Cityof State Paul Minnesota General Obligation Unlimited 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guggenheim Municipal Income Fund | Class C | Idaho Housingamp Finance Association Revenue Bonds 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guggenheim Municipal Income Fund | Class C | Stateof Ohio General Obligation Limited 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guggenheim Municipal Income Fund | Class C | Michigan Technological University Revenue Bonds 525 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guggenheim Municipal Income Fund | Class C | Maine Healthamp Higher Educational Facilities Authority Revenue Bonds 525 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guggenheim Municipal Income Fund | Class P | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
Guggenheim Municipal Income Fund | Class P | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%
Guggenheim Municipal Income Fund | Class P | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Guggenheim Municipal Income Fund | Class P | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim Municipal Income Fund | Class P | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guggenheim Municipal Income Fund | Class P | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Municipal Income Fund | Class P | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Guggenheim Municipal Income Fund | Class P | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.40%
Guggenheim Municipal Income Fund | Class P | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Guggenheim Municipal Income Fund | Class P | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Guggenheim Municipal Income Fund | Class P | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Guggenheim Municipal Income Fund | Class P | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Guggenheim Municipal Income Fund | Class P | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Guggenheim Municipal Income Fund | Class P | OREGON
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guggenheim Municipal Income Fund | Class P | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Guggenheim Municipal Income Fund | Class P | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Guggenheim Municipal Income Fund | Class P | Salt River Project Agricultural Improvementamp Power District Revenue Bonds 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guggenheim Municipal Income Fund | Class P | Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds 315 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guggenheim Municipal Income Fund | Class P | Stateof Georgia General Obligation Unlimited 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guggenheim Municipal Income Fund | Class P | Cityof Charleston South Carolina Waterworksamp Sewer System Revenue Bonds 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guggenheim Municipal Income Fund | Class P | Stateof Wisconsin General Obligation Unlimited 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guggenheim Municipal Income Fund | Class P | Cityof State Paul Minnesota General Obligation Unlimited 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guggenheim Municipal Income Fund | Class P | Idaho Housingamp Finance Association Revenue Bonds 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guggenheim Municipal Income Fund | Class P | Stateof Ohio General Obligation Limited 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guggenheim Municipal Income Fund | Class P | Michigan Technological University Revenue Bonds 525 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guggenheim Municipal Income Fund | Class P | Maine Healthamp Higher Educational Facilities Authority Revenue Bonds 525 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guggenheim Municipal Income Fund | Institutional Class | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
Guggenheim Municipal Income Fund | Institutional Class | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%
Guggenheim Municipal Income Fund | Institutional Class | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Guggenheim Municipal Income Fund | Institutional Class | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim Municipal Income Fund | Institutional Class | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Guggenheim Municipal Income Fund | Institutional Class | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Guggenheim Municipal Income Fund | Institutional Class | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Guggenheim Municipal Income Fund | Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.40%
Guggenheim Municipal Income Fund | Institutional Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Guggenheim Municipal Income Fund | Institutional Class | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Guggenheim Municipal Income Fund | Institutional Class | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Guggenheim Municipal Income Fund | Institutional Class | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Guggenheim Municipal Income Fund | Institutional Class | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Guggenheim Municipal Income Fund | Institutional Class | OREGON
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Guggenheim Municipal Income Fund | Institutional Class | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Guggenheim Municipal Income Fund | Institutional Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Guggenheim Municipal Income Fund | Institutional Class | Salt River Project Agricultural Improvementamp Power District Revenue Bonds 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Guggenheim Municipal Income Fund | Institutional Class | Freddie Mac Multifamily Variable Rate Certificate Revenue Bonds 315 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guggenheim Municipal Income Fund | Institutional Class | Stateof Georgia General Obligation Unlimited 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guggenheim Municipal Income Fund | Institutional Class | Cityof Charleston South Carolina Waterworksamp Sewer System Revenue Bonds 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Guggenheim Municipal Income Fund | Institutional Class | Stateof Wisconsin General Obligation Unlimited 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Guggenheim Municipal Income Fund | Institutional Class | Cityof State Paul Minnesota General Obligation Unlimited 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guggenheim Municipal Income Fund | Institutional Class | Idaho Housingamp Finance Association Revenue Bonds 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guggenheim Municipal Income Fund | Institutional Class | Stateof Ohio General Obligation Limited 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guggenheim Municipal Income Fund | Institutional Class | Michigan Technological University Revenue Bonds 525 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guggenheim Municipal Income Fund | Institutional Class | Maine Healthamp Higher Educational Facilities Authority Revenue Bonds 525 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Guggenheim Total Return Bond Fund | Class A | A A A [Member]
Holdings [Line Items]
Percent of Total Investments	46.50%
Guggenheim Total Return Bond Fund | Class A | A A [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Guggenheim Total Return Bond Fund | Class A | A [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
Guggenheim Total Return Bond Fund | Class A | B B B [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
Guggenheim Total Return Bond Fund | Class A | B B [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Guggenheim Total Return Bond Fund | Class A | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Guggenheim Total Return Bond Fund | Class A | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Guggenheim Total Return Bond Fund | Class A | Other Instruments [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Guggenheim Total Return Bond Fund | Class A | C C C [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Guggenheim Total Return Bond Fund | Class A | C C [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Guggenheim Total Return Bond Fund | Class A | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Guggenheim Total Return Bond Fund | Class A | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Guggenheim Total Return Bond Fund | Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Guggenheim Total Return Bond Fund | Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%
Guggenheim Total Return Bond Fund | Class A | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Guggenheim Total Return Bond Fund | Class A | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Guggenheim Total Return Bond Fund | Class A | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Total Return Bond Fund | Class A | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guggenheim Total Return Bond Fund | Class A | Credit Default Swap Agreements Protection Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Total Return Bond Fund | Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Total Return Bond Fund | Class A | Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Total Return Bond Fund | Class A | Options Purchasedsupsup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Total Return Bond Fund | Class A | Interest Rate Swaptions Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Total Return Bond Fund | Class A | Credit Default Swap Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Guggenheim Total Return Bond Fund | Class A | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Guggenheim Total Return Bond Fund | Class A | Federal Agency Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Total Return Bond Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Guggenheim Total Return Bond Fund | Class A | U S Treasury Bondsdue 051551 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Total Return Bond Fund | Class A | Uniform M B S 15 Year 500due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim Total Return Bond Fund | Class A | Uniform M B S 30 Year 500due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Guggenheim Total Return Bond Fund | Class A | Uniform M B S 30 Year 300due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guggenheim Total Return Bond Fund | Class A | Uniform M B S 30 Year 450due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Total Return Bond Fund | Class A | United States Treasury Inflation Indexed Bonds 188due 071534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Total Return Bond Fund | Class A | U S Treasury Bonds 438due 111539 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Total Return Bond Fund | Class A | United States Treasury Inflation Indexed Bonds 213due 041529 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Total Return Bond Fund | Class A | Fannie Mae 700due 030155 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Total Return Bond Fund | Class A | U S Treasury Notes 413due 113029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Total Return Bond Fund | Class C | A A A [Member]
Holdings [Line Items]
Percent of Total Investments	46.50%
Guggenheim Total Return Bond Fund | Class C | A A [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Guggenheim Total Return Bond Fund | Class C | A [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
Guggenheim Total Return Bond Fund | Class C | B B B [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
Guggenheim Total Return Bond Fund | Class C | B B [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Guggenheim Total Return Bond Fund | Class C | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Guggenheim Total Return Bond Fund | Class C | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Guggenheim Total Return Bond Fund | Class C | Other Instruments [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Guggenheim Total Return Bond Fund | Class C | C C C [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Guggenheim Total Return Bond Fund | Class C | C C [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Guggenheim Total Return Bond Fund | Class C | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Guggenheim Total Return Bond Fund | Class C | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Guggenheim Total Return Bond Fund | Class C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Guggenheim Total Return Bond Fund | Class C | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%
Guggenheim Total Return Bond Fund | Class C | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Guggenheim Total Return Bond Fund | Class C | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Guggenheim Total Return Bond Fund | Class C | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Total Return Bond Fund | Class C | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guggenheim Total Return Bond Fund | Class C | Credit Default Swap Agreements Protection Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Total Return Bond Fund | Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Total Return Bond Fund | Class C | Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Total Return Bond Fund | Class C | Options Purchasedsupsup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Total Return Bond Fund | Class C | Interest Rate Swaptions Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Total Return Bond Fund | Class C | Credit Default Swap Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Guggenheim Total Return Bond Fund | Class C | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Guggenheim Total Return Bond Fund | Class C | Federal Agency Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Total Return Bond Fund | Class C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Guggenheim Total Return Bond Fund | Class C | U S Treasury Bondsdue 051551 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Total Return Bond Fund | Class C | Uniform M B S 15 Year 500due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim Total Return Bond Fund | Class C | Uniform M B S 30 Year 500due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Guggenheim Total Return Bond Fund | Class C | Uniform M B S 30 Year 300due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guggenheim Total Return Bond Fund | Class C | Uniform M B S 30 Year 450due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Total Return Bond Fund | Class C | United States Treasury Inflation Indexed Bonds 188due 071534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Total Return Bond Fund | Class C | U S Treasury Bonds 438due 111539 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Total Return Bond Fund | Class C | United States Treasury Inflation Indexed Bonds 213due 041529 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Total Return Bond Fund | Class C | Fannie Mae 700due 030155 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Total Return Bond Fund | Class C | U S Treasury Notes 413due 113029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Total Return Bond Fund | Class P | A A A [Member]
Holdings [Line Items]
Percent of Total Investments	46.50%
Guggenheim Total Return Bond Fund | Class P | A A [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Guggenheim Total Return Bond Fund | Class P | A [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
Guggenheim Total Return Bond Fund | Class P | B B B [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
Guggenheim Total Return Bond Fund | Class P | B B [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Guggenheim Total Return Bond Fund | Class P | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Guggenheim Total Return Bond Fund | Class P | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Guggenheim Total Return Bond Fund | Class P | Other Instruments [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Guggenheim Total Return Bond Fund | Class P | C C C [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Guggenheim Total Return Bond Fund | Class P | C C [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Guggenheim Total Return Bond Fund | Class P | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Guggenheim Total Return Bond Fund | Class P | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Guggenheim Total Return Bond Fund | Class P | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Guggenheim Total Return Bond Fund | Class P | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%
Guggenheim Total Return Bond Fund | Class P | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Guggenheim Total Return Bond Fund | Class P | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Guggenheim Total Return Bond Fund | Class P | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Total Return Bond Fund | Class P | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guggenheim Total Return Bond Fund | Class P | Credit Default Swap Agreements Protection Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Total Return Bond Fund | Class P | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Total Return Bond Fund | Class P | Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Total Return Bond Fund | Class P | Options Purchasedsupsup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Total Return Bond Fund | Class P | Interest Rate Swaptions Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Total Return Bond Fund | Class P | Credit Default Swap Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Guggenheim Total Return Bond Fund | Class P | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Guggenheim Total Return Bond Fund | Class P | Federal Agency Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Total Return Bond Fund | Class P | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Guggenheim Total Return Bond Fund | Class P | U S Treasury Bondsdue 051551 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Total Return Bond Fund | Class P | Uniform M B S 15 Year 500due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim Total Return Bond Fund | Class P | Uniform M B S 30 Year 500due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Guggenheim Total Return Bond Fund | Class P | Uniform M B S 30 Year 300due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guggenheim Total Return Bond Fund | Class P | Uniform M B S 30 Year 450due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Total Return Bond Fund | Class P | United States Treasury Inflation Indexed Bonds 188due 071534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Total Return Bond Fund | Class P | U S Treasury Bonds 438due 111539 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Total Return Bond Fund | Class P | United States Treasury Inflation Indexed Bonds 213due 041529 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Total Return Bond Fund | Class P | Fannie Mae 700due 030155 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Total Return Bond Fund | Class P | U S Treasury Notes 413due 113029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Total Return Bond Fund | Institutional Class | A A A [Member]
Holdings [Line Items]
Percent of Total Investments	46.50%
Guggenheim Total Return Bond Fund | Institutional Class | A A [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Guggenheim Total Return Bond Fund | Institutional Class | A [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
Guggenheim Total Return Bond Fund | Institutional Class | B B B [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
Guggenheim Total Return Bond Fund | Institutional Class | B B [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Guggenheim Total Return Bond Fund | Institutional Class | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Guggenheim Total Return Bond Fund | Institutional Class | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Guggenheim Total Return Bond Fund | Institutional Class | Other Instruments [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Guggenheim Total Return Bond Fund | Institutional Class | C C C [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Guggenheim Total Return Bond Fund | Institutional Class | C C [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Guggenheim Total Return Bond Fund | Institutional Class | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Guggenheim Total Return Bond Fund | Institutional Class | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Guggenheim Total Return Bond Fund | Institutional Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Guggenheim Total Return Bond Fund | Institutional Class | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%
Guggenheim Total Return Bond Fund | Institutional Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Guggenheim Total Return Bond Fund | Institutional Class | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Guggenheim Total Return Bond Fund | Institutional Class | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Total Return Bond Fund | Institutional Class | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guggenheim Total Return Bond Fund | Institutional Class | Credit Default Swap Agreements Protection Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Total Return Bond Fund | Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Total Return Bond Fund | Institutional Class | Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Total Return Bond Fund | Institutional Class | Options Purchasedsupsup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Total Return Bond Fund | Institutional Class | Interest Rate Swaptions Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Total Return Bond Fund | Institutional Class | Credit Default Swap Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Guggenheim Total Return Bond Fund | Institutional Class | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Guggenheim Total Return Bond Fund | Institutional Class | Federal Agency Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Total Return Bond Fund | Institutional Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Guggenheim Total Return Bond Fund | Institutional Class | U S Treasury Bondsdue 051551 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Total Return Bond Fund | Institutional Class | Uniform M B S 15 Year 500due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim Total Return Bond Fund | Institutional Class | Uniform M B S 30 Year 500due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Guggenheim Total Return Bond Fund | Institutional Class | Uniform M B S 30 Year 300due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guggenheim Total Return Bond Fund | Institutional Class | Uniform M B S 30 Year 450due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Total Return Bond Fund | Institutional Class | United States Treasury Inflation Indexed Bonds 188due 071534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Total Return Bond Fund | Institutional Class | U S Treasury Bonds 438due 111539 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Total Return Bond Fund | Institutional Class | United States Treasury Inflation Indexed Bonds 213due 041529 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Total Return Bond Fund | Institutional Class | Fannie Mae 700due 030155 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Total Return Bond Fund | Institutional Class | U S Treasury Notes 413due 113029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Total Return Bond Fund | Class R6 | A A A [Member]
Holdings [Line Items]
Percent of Total Investments	46.50%
Guggenheim Total Return Bond Fund | Class R6 | A A [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Guggenheim Total Return Bond Fund | Class R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
Guggenheim Total Return Bond Fund | Class R6 | B B B [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%
Guggenheim Total Return Bond Fund | Class R6 | B B [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Guggenheim Total Return Bond Fund | Class R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Guggenheim Total Return Bond Fund | Class R6 | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Guggenheim Total Return Bond Fund | Class R6 | Other Instruments [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Guggenheim Total Return Bond Fund | Class R6 | C C C [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Guggenheim Total Return Bond Fund | Class R6 | C C [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Guggenheim Total Return Bond Fund | Class R6 | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Guggenheim Total Return Bond Fund | Class R6 | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Guggenheim Total Return Bond Fund | Class R6 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Guggenheim Total Return Bond Fund | Class R6 | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%
Guggenheim Total Return Bond Fund | Class R6 | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Guggenheim Total Return Bond Fund | Class R6 | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Guggenheim Total Return Bond Fund | Class R6 | Interest Rate Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Total Return Bond Fund | Class R6 | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Guggenheim Total Return Bond Fund | Class R6 | Credit Default Swap Agreements Protection Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Total Return Bond Fund | Class R6 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Total Return Bond Fund | Class R6 | Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Total Return Bond Fund | Class R6 | Options Purchasedsupsup [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Guggenheim Total Return Bond Fund | Class R6 | Interest Rate Swaptions Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Guggenheim Total Return Bond Fund | Class R6 | Credit Default Swap Agreements Protection Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Guggenheim Total Return Bond Fund | Class R6 | U S Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Guggenheim Total Return Bond Fund | Class R6 | Federal Agency Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Guggenheim Total Return Bond Fund | Class R6 | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Guggenheim Total Return Bond Fund | Class R6 | U S Treasury Bondsdue 051551 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Total Return Bond Fund | Class R6 | Uniform M B S 15 Year 500due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Guggenheim Total Return Bond Fund | Class R6 | Uniform M B S 30 Year 500due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Guggenheim Total Return Bond Fund | Class R6 | Uniform M B S 30 Year 300due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Guggenheim Total Return Bond Fund | Class R6 | Uniform M B S 30 Year 450due 060125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Guggenheim Total Return Bond Fund | Class R6 | United States Treasury Inflation Indexed Bonds 188due 071534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Guggenheim Total Return Bond Fund | Class R6 | U S Treasury Bonds 438due 111539 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Guggenheim Total Return Bond Fund | Class R6 | United States Treasury Inflation Indexed Bonds 213due 041529 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Total Return Bond Fund | Class R6 | Fannie Mae 700due 030155 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Total Return Bond Fund | Class R6 | U S Treasury Notes 413due 113029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Ultra Short Duration Fund | Class A | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Guggenheim Ultra Short Duration Fund | Class A | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Guggenheim Ultra Short Duration Fund | Class A | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Guggenheim Ultra Short Duration Fund | Class A | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Guggenheim Ultra Short Duration Fund | Class A | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Ultra Short Duration Fund | Class A | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Guggenheim Ultra Short Duration Fund | Class A | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Guggenheim Ultra Short Duration Fund | Class A | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
Guggenheim Ultra Short Duration Fund | Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Guggenheim Ultra Short Duration Fund | Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Guggenheim Ultra Short Duration Fund | Class A | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Guggenheim Ultra Short Duration Fund | Class A | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Ultra Short Duration Fund | Class A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Ultra Short Duration Fund | Class A | Equity Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Guggenheim Ultra Short Duration Fund | Class A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Guggenheim Ultra Short Duration Fund | Class A | B X Commercial Mortgage Trust 608 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Ultra Short Duration Fund | Class A | Golub Capital Partners C L O 49 M Ltd 609 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Ultra Short Duration Fund | Class A | N Y M T Loan Trust 467 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Ultra Short Duration Fund | Class A | Oak Street Investment Grade Net Lease Fund Series 185 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Ultra Short Duration Fund | Class A | O S A T Trust 512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Ultra Short Duration Fund | Class A | F S Rialto 623 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Ultra Short Duration Fund | Class A | Corebridge Financial Inc 350 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Ultra Short Duration Fund | Class A | Fox Corp 305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Ultra Short Duration Fund | Class A | Goldman Sachs Group Inc 350 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Ultra Short Duration Fund | Class A | Cerberus Loan Funding X X X V L P 606 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Guggenheim Ultra Short Duration Fund | Institutional Class | A A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Guggenheim Ultra Short Duration Fund | Institutional Class | A A [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Guggenheim Ultra Short Duration Fund | Institutional Class | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Guggenheim Ultra Short Duration Fund | Institutional Class | B B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Guggenheim Ultra Short Duration Fund | Institutional Class | B B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Guggenheim Ultra Short Duration Fund | Institutional Class | N Rsup 3sup [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Guggenheim Ultra Short Duration Fund | Institutional Class | Other Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Guggenheim Ultra Short Duration Fund | Institutional Class | Interest Rate Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
Guggenheim Ultra Short Duration Fund | Institutional Class | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Guggenheim Ultra Short Duration Fund | Institutional Class | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Guggenheim Ultra Short Duration Fund | Institutional Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Guggenheim Ultra Short Duration Fund | Institutional Class | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Guggenheim Ultra Short Duration Fund | Institutional Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Guggenheim Ultra Short Duration Fund | Institutional Class | Equity Index Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Guggenheim Ultra Short Duration Fund | Institutional Class | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Guggenheim Ultra Short Duration Fund | Institutional Class | B X Commercial Mortgage Trust 608 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Guggenheim Ultra Short Duration Fund | Institutional Class | Golub Capital Partners C L O 49 M Ltd 609 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Ultra Short Duration Fund | Institutional Class | N Y M T Loan Trust 467 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Ultra Short Duration Fund | Institutional Class | Oak Street Investment Grade Net Lease Fund Series 185 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Guggenheim Ultra Short Duration Fund | Institutional Class | O S A T Trust 512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Guggenheim Ultra Short Duration Fund | Institutional Class | F S Rialto 623 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Ultra Short Duration Fund | Institutional Class | Corebridge Financial Inc 350 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Ultra Short Duration Fund | Institutional Class | Fox Corp 305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Ultra Short Duration Fund | Institutional Class | Goldman Sachs Group Inc 350 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Guggenheim Ultra Short Duration Fund | Institutional Class | Cerberus Loan Funding X X X V L P 606 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%